Retirement benefit obligations - Analysis of present value of defined benefit obligations (Details) - USD ($) $ in Millions	Jul. 31, 2021	Jul. 31, 2020
Disclosure of defined benefit plans [line items]
Total present value of defined benefit obligations	$ 2,208	$ 2,183
Amounts arising from wholly unfunded plans
Disclosure of defined benefit plans [line items]
Total present value of defined benefit obligations	3	3
Amounts arising from plans that are wholly or partly funded
Disclosure of defined benefit plans [line items]
Total present value of defined benefit obligations	$ 2,205	$ 2,180